Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2012
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOVX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOAX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOCX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOIX